UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                 --------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:     028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York         May 14, 2010
------------------------   ------------------------   ------------------
      [Signature]               [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             6
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $537,663
                                               -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number   Name

1         028-13287              KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355              BRIAN J. HIGGINS

3         028-10357              O. FRANCIS BIONDI, JR.

4         028-10701              KING STREET CAPITAL, L.P.

5         028-13753              KING STREET EUROPE, L.P.

6         028-13754              KING STREET EUROPE MASTER FUND, LTD.


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
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             COLUMN 1            COLUMN 2      COLUMN 3 COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
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                                                                                                               VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE     SHRS OR          PUT/  INVESTMENT  OTHER
          NAME OF ISSUER      TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT  SH/PRN  CALL  DISCRETION MANAGER  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                          COM        013817951   9,968     700,000          PUT   Defined   1, 2, 3           700,000
ALCOA INC                          COM        013817951   4,272     300,000          PUT   Defined   2, 3, 4           300,000
AMR CORP                           COM        001765906  12,889   1,414,800         CALL   Defined   1, 2, 3
AMR CORP                           COM        001765906   5,331     585,200         CALL   Defined   2, 3, 4
BANK OF AMERICA CORPORATION        COM        060505104  37,753   2,115,000    SH          Defined   1, 2, 3         2,115,000
BANK OF AMERICA CORPORATION        COM        060505104  15,797     885,000    SH          Defined   2, 3, 4           885,000
CBS CORP NEW                       CL B       124857202  19,516   1,400,000    SH          Defined   1, 2, 3         1,400,000
CBS CORP NEW                       CL B       124857202   8,364     600,000    SH          Defined   2, 3, 4           600,000
CLEAR CHANNEL OUTDOOR HLDGS        CL A       18451C109  14,890   1,403,375    SH          Defined   1, 2, 3         1,403,375
CLEAR CHANNEL OUTDOOR HLDGS        CL A       18451C109   6,330     596,625    SH          Defined   2, 3, 4           596,625
FIFTH THIRD BANCORP                COM        316773100  38,205   2,817,500    SH          Defined   1, 2, 3         2,817,500
FIFTH THIRD BANCORP                COM        316773100  16,035   1,182,500    SH          Defined   2, 3, 4         1,182,500
FIRST MIDWEST BANCORP DEL          COM        320867104   8,299     612,500    SH          Defined   1, 2, 3           612,500
FIRST MIDWEST BANCORP DEL          COM        320867104   3,557     262,500    SH          Defined   2, 3, 4           262,500
FREEPORT-MCMORAN COPPER & GO       COM        35671D957  14,620     175,000          PUT   Defined   1, 2, 3           175,000
FREEPORT-MCMORAN COPPER & GO       COM        35671D957   6,266      75,000          PUT   Defined   2, 3, 4            75,000
FRONTLINE LTD                      COM        G3682E907  21,441     700,000         CALL   Defined   1, 2, 3
FRONTLINE LTD                      COM        G3682E907   9,189     300,000         CALL   Defined   2, 3, 4
ISTAR FINL INC                  FRNT 10/0     45031UBF7  14,764  19,685,000   PRN          Defined   1, 2, 3        19,685,000
ISTAR FINL INC                  FRNT 10/0     45031UBF7   6,236   8,315,000   PRN          Defined   2, 3, 4         8,315,000
LEAR CORP                        COM NEW      521865204  13,955     175,866    SH          Defined   1, 2, 3           175,866
LEAR CORP                        COM NEW      521865204   4,517      56,926    SH          Defined   2, 3, 4            56,926
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6  13,817  25,469,000   PRN          Defined   1, 2, 3        25,469,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6   5,596  10,316,000   PRN          Defined   2, 3, 4        10,316,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1  530715AL5  39,484  75,568,000   PRN          Defined   1, 2, 3        75,568,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1  530715AL5  15,349  29,377,000   PRN          Defined   2, 3, 4        29,377,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1  530715AN1  16,066  32,872,000   PRN          Defined   1, 2, 3        32,872,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1  530715AN1   6,172  12,628,000   PRN          Defined   2, 3, 4        12,628,000
MAGUIRE PPTYS INC                  COM        559775101   1,770     574,532    SH          Defined   1, 2, 3           574,532
MAGUIRE PPTYS INC                  COM        559775101     723     234,668    SH          Defined   2, 3, 4           234,668
MGIC INVT CORP WIS                 COM        552848103   7,679     700,000    SH          Defined   1, 2, 3           700,000
MGIC INVT CORP WIS                 COM        552848103   3,291     300,000    SH          Defined   2, 3, 4           300,000
SOLUTIA INC                      COM NEW      834376501   2,639     163,800    SH          Defined   1, 2, 3           163,800
SOLUTIA INC                      COM NEW      834376501   1,131      70,200    SH          Defined   2, 3, 4            70,200
SUPERMEDIA INC                     COM        868447103   6,872     168,924    SH          Defined   1, 2, 3           168,924
SUPERMEDIA INC                     COM        868447103   2,876      70,698    SH          Defined   2, 3, 4            70,698
TECK RESOURCES LTD                 COM        878742954  21,039     483,000          PUT   Defined   1, 2, 3           483,000
TECK RESOURCES LTD                 COM        878742954   9,017     207,000          PUT   Defined   2, 3, 4           207,000
TENET HEALTHCARE CORP              COM        88033G100   6,063   1,060,004    SH          Defined   1, 2, 3         1,060,004
TENET HEALTHCARE CORP              COM        88033G100   2,517     439,996    SH          Defined   2, 3, 4           439,996
UAL CORP                         COM NEW      902549907  15,740     805,000         CALL   Defined   1, 2, 3
UAL CORP                         COM NEW      902549907   6,746     345,000         CALL   Defined   2, 3, 4
VIRGIN MEDIA INC              NOTE 6.500%11/1 92769LAB7  27,579  22,501,000   PRN          Defined   1, 2, 3        22,501,000
VIRGIN MEDIA INC              NOTE 6.500%11/1 92769LAB7  11,447   9,339,000   PRN          Defined   2, 3, 4         9,339,000
VIRGIN MEDIA INC              NOTE 6.500%11/1 92769LAB7   4,606   3,758,000   PRN          Defined   2, 3, 5         3,758,000
VIRGIN MEDIA INC              NOTE 6.500%11/1 92769LAB7   6,621   5,402,000   PRN          Defined   2, 3, 6         5,402,000
WASHINGTON FED INC           *W EXP 11/14/201 938824117   3,686     498,094    SH          Defined   1, 2, 3           498,094
WASHINGTON FED INC           *W EXP 11/14/201 938824117   1,506     203,448    SH          Defined   2, 3, 4           203,448
YRC WORLDWIDE INC                  COM        984249102   3,950   7,263,953    SH          Defined   1, 2, 3         7,263,953
YRC WORLDWIDE INC                  COM        984249102   1,488   2,736,097    SH          Defined   2, 3, 4         2,736,097

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